SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	11 August 2011
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   39
                                          -----------
Form 13F Information Table Value Total:   $720950
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 6402	2613175 		S		     S
Aecom Tech			Common	00766T100	 2838	 103802			S		     S
Air Products			Common	009158106	 1606	  16700			S		     S
American Water Works 		Common	030420103	 2193	  74450			S		     S
Aqua America Inc		Common	03826W103	 2857	 130000			S		     S
Badger Meter			Common	056525108	31784	 859257			S		     S
California Water Services	Common	130788102	 1782	  95240			S		     S
Clarcor Inc			Common	179895107	36597	 774053			S		     S
Clean Harbors Inc		Common	184496107	42921	 415697			S		     S
Cooper Industries		Common	216648402	 3188	  53228			S		     S
Danaher Corp			Common	235851102	 1939	  36580			S		     S
Emerson Electric Co.		Common	291011104	 5118	  90979			S		     S
Headwaters Inc			Common	42210P102	 6169	1970924 		S		     S
ICF International Inc		Common	44925C103	21545	 848880			S		     S
Idex Corp			Common	45167R104	 2293	  50000 		S		     S
Insituform			Common	457667103	  742	  35400			S		     S
Itron Inc			Common	465741106	33741	 700606			S		     S
Johnson Controls inc		Common	478366107	 4946	 118400			s		     S
LKQ Corp			Common	501889208	53454	2048844			S		     S
Metalico Inc			Common	591176102	14296	2423018			S		     S
Mueller Water Products Inc-A	Common	624758108	 4104	1031066			S		     S
Nalco Holdings			Common	62985Q101	57271	2056791			S		     S
Ormat Technologies Inc		Common	686688102	24462	1111392			S		     S
Pall Corp			Common	696429307	56346	1002057			S		     S
Pentair Inc.			Common	709631105	35646	 883210			s		     S
Perkinelmer Inc.		Common	714046109	 6392	 237542			S		     S
Power Integrations Inc		Common	739276103	27121	 705729			S		     S
Regal Beloit			Common	758750103	56923	 850260			S		     S
Republic services Inc		Common	760759100	 4026	 129655			S		     S
Rogers Corp.			Common	775133101	 3428	  74200			S		     S
Roper Industries Inc		Common	776696106	 2297     27575			S		     S
Semileds Corp.			Common	816645105	 6805	1054985			S		     S
Sims Group			Common	829160100	46890	2469204			S		     S
Stericycle Inc			Common	858912108	27061	 303648			S		     S
Sunpower Corp class B		Common	867652307	 9453	 568452			S		     S
Tetra Tech Inc			Common	88162G103	23840	1059537			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 4402	  68363			S		     S
Watts Water Technologies-A	Common	942749102	43739	1235211			S		     S
3M Co				Common	88579Y101	 4333	  45684			S		     S